Major maintenance provision (Tables)	12 Months Ended
Dec. 31, 2018
Major maintenance provision.
Schedule of composition and changes of major maintenance provision

	December 31,							December 31, 2018
	2017		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	857,624	Ps.	225,244	(1)	Ps.	(139,320)	Ps.	224,982	Ps.	718,566

	December 31,							December 31, 2017
	2016		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	669,653	Ps.	285,755	(1)	Ps.	(97,784)	Ps.	232,645	Ps.	624,979

	December 31,							December 31, 2016
	2015		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	603,703	Ps.	168,804	(1)	Ps.	(102,854)	Ps.	160,607	Ps.	509,046

Includes Ps. 23,392, Ps. 5,477 and Ps. 94,072, recognized as interest income in the consolidated statement of income and other comprehensive income, for the accumulated effect of the present value estimation as of December 31, 2018, 2017 and 2016, respectively.